Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 130,200	$ 73,653	$ 39,260
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	82,867	11,733	(33,139)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	6,269	29,786	35,175
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	33,564	23,687	30,127
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 7,500	$ 8,447	$ 7,097